Long-Term Liabilities (Tables)	3 Months Ended
Sep. 30, 2023
Long-Term Liabilities [Abstract]
Schedule of Contingent Consideration	Below is a table displaying the range of outcomes for the contingent consideration:
Contingent Consideration	Amount
25%	$13,750,000
50%	$27,500,000
75%	$41,250,000
100%	$55,000,000

Schedule of Other Long-Term Liabilities
Particulars	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
End of service benefits	1,938,281	1,938,281	1,877,070
Total	$1,938,281	$1,938,281	$1,877,070